Shareholder Report, Holdings (Details)	Dec. 31, 2024
American Balanced Fund - Class A | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.46%
American Balanced Fund - Class A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.43%
American Balanced Fund - Class A | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
American Balanced Fund - Class A | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
American Balanced Fund - Class A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
American Balanced Fund - Class A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
American Balanced Fund - Class A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
American Balanced Fund - Class A | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class A | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Balanced Fund - Class A | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
American Balanced Fund - Class A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[1]
American Balanced Fund - Class C | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.46%
American Balanced Fund - Class C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.43%
American Balanced Fund - Class C | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
American Balanced Fund - Class C | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
American Balanced Fund - Class C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
American Balanced Fund - Class C | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
American Balanced Fund - Class C | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
American Balanced Fund - Class C | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class C | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Balanced Fund - Class C | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
American Balanced Fund - Class C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[1]
American Balanced Fund - Class T | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.46%
American Balanced Fund - Class T | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.43%
American Balanced Fund - Class T | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
American Balanced Fund - Class T | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
American Balanced Fund - Class T | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
American Balanced Fund - Class T | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
American Balanced Fund - Class T | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
American Balanced Fund - Class T | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class T | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Balanced Fund - Class T | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
American Balanced Fund - Class T | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[1]
American Balanced Fund - Class F-1 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.46%
American Balanced Fund - Class F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.43%
American Balanced Fund - Class F-1 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
American Balanced Fund - Class F-1 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
American Balanced Fund - Class F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
American Balanced Fund - Class F-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
American Balanced Fund - Class F-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
American Balanced Fund - Class F-1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class F-1 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Balanced Fund - Class F-1 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
American Balanced Fund - Class F-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[1]
American Balanced Fund - Class F-2 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.46%
American Balanced Fund - Class F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.43%
American Balanced Fund - Class F-2 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
American Balanced Fund - Class F-2 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
American Balanced Fund - Class F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
American Balanced Fund - Class F-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
American Balanced Fund - Class F-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
American Balanced Fund - Class F-2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class F-2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Balanced Fund - Class F-2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
American Balanced Fund - Class F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[1]
American Balanced Fund - Class F-3 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.46%
American Balanced Fund - Class F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.43%
American Balanced Fund - Class F-3 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
American Balanced Fund - Class F-3 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
American Balanced Fund - Class F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
American Balanced Fund - Class F-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
American Balanced Fund - Class F-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
American Balanced Fund - Class F-3 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class F-3 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Balanced Fund - Class F-3 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
American Balanced Fund - Class F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[1]
American Balanced Fund - Class 529-A | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.46%
American Balanced Fund - Class 529-A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.43%
American Balanced Fund - Class 529-A | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
American Balanced Fund - Class 529-A | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
American Balanced Fund - Class 529-A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
American Balanced Fund - Class 529-A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
American Balanced Fund - Class 529-A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
American Balanced Fund - Class 529-A | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class 529-A | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Balanced Fund - Class 529-A | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
American Balanced Fund - Class 529-A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class 529-A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[1]
American Balanced Fund - Class 529-C | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.46%
American Balanced Fund - Class 529-C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.43%
American Balanced Fund - Class 529-C | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
American Balanced Fund - Class 529-C | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
American Balanced Fund - Class 529-C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
American Balanced Fund - Class 529-C | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
American Balanced Fund - Class 529-C | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
American Balanced Fund - Class 529-C | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class 529-C | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Balanced Fund - Class 529-C | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
American Balanced Fund - Class 529-C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class 529-C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[1]
American Balanced Fund - Class 529-E | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.46%
American Balanced Fund - Class 529-E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.43%
American Balanced Fund - Class 529-E | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
American Balanced Fund - Class 529-E | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
American Balanced Fund - Class 529-E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
American Balanced Fund - Class 529-E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
American Balanced Fund - Class 529-E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
American Balanced Fund - Class 529-E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class 529-E | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Balanced Fund - Class 529-E | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
American Balanced Fund - Class 529-E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class 529-E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[1]
American Balanced Fund - Class 529-T | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.46%
American Balanced Fund - Class 529-T | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.43%
American Balanced Fund - Class 529-T | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
American Balanced Fund - Class 529-T | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
American Balanced Fund - Class 529-T | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
American Balanced Fund - Class 529-T | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
American Balanced Fund - Class 529-T | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
American Balanced Fund - Class 529-T | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class 529-T | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Balanced Fund - Class 529-T | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
American Balanced Fund - Class 529-T | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class 529-T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[1]
American Balanced Fund - Class 529-F-1 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.46%
American Balanced Fund - Class 529-F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.43%
American Balanced Fund - Class 529-F-1 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
American Balanced Fund - Class 529-F-1 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
American Balanced Fund - Class 529-F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
American Balanced Fund - Class 529-F-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
American Balanced Fund - Class 529-F-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
American Balanced Fund - Class 529-F-1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class 529-F-1 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Balanced Fund - Class 529-F-1 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
American Balanced Fund - Class 529-F-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class 529-F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[1]
American Balanced Fund - Class 529-F-2 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.46%
American Balanced Fund - Class 529-F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.43%
American Balanced Fund - Class 529-F-2 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
American Balanced Fund - Class 529-F-2 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
American Balanced Fund - Class 529-F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
American Balanced Fund - Class 529-F-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
American Balanced Fund - Class 529-F-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
American Balanced Fund - Class 529-F-2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class 529-F-2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Balanced Fund - Class 529-F-2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
American Balanced Fund - Class 529-F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class 529-F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[1]
American Balanced Fund - Class 529-F-3 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.46%
American Balanced Fund - Class 529-F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.43%
American Balanced Fund - Class 529-F-3 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
American Balanced Fund - Class 529-F-3 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
American Balanced Fund - Class 529-F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
American Balanced Fund - Class 529-F-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
American Balanced Fund - Class 529-F-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
American Balanced Fund - Class 529-F-3 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class 529-F-3 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Balanced Fund - Class 529-F-3 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
American Balanced Fund - Class 529-F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class 529-F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[1]
American Balanced Fund - Class R-1 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.46%
American Balanced Fund - Class R-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.43%
American Balanced Fund - Class R-1 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
American Balanced Fund - Class R-1 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
American Balanced Fund - Class R-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
American Balanced Fund - Class R-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
American Balanced Fund - Class R-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
American Balanced Fund - Class R-1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class R-1 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Balanced Fund - Class R-1 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
American Balanced Fund - Class R-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class R-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[1]
American Balanced Fund Class R-2 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.46%
American Balanced Fund Class R-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.43%
American Balanced Fund Class R-2 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
American Balanced Fund Class R-2 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
American Balanced Fund Class R-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
American Balanced Fund Class R-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
American Balanced Fund Class R-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
American Balanced Fund Class R-2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund Class R-2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Balanced Fund Class R-2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
American Balanced Fund Class R-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund Class R-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[1]
American Balanced Fund Class R-2E | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.46%
American Balanced Fund Class R-2E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.43%
American Balanced Fund Class R-2E | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
American Balanced Fund Class R-2E | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
American Balanced Fund Class R-2E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
American Balanced Fund Class R-2E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
American Balanced Fund Class R-2E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
American Balanced Fund Class R-2E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund Class R-2E | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Balanced Fund Class R-2E | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
American Balanced Fund Class R-2E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund Class R-2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[1]
American Balanced Fund Class R-3 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.46%
American Balanced Fund Class R-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.43%
American Balanced Fund Class R-3 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
American Balanced Fund Class R-3 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
American Balanced Fund Class R-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
American Balanced Fund Class R-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
American Balanced Fund Class R-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
American Balanced Fund Class R-3 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund Class R-3 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Balanced Fund Class R-3 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
American Balanced Fund Class R-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund Class R-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[1]
American Balanced Fund Class R-4 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.46%
American Balanced Fund Class R-4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.43%
American Balanced Fund Class R-4 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
American Balanced Fund Class R-4 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
American Balanced Fund Class R-4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
American Balanced Fund Class R-4 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
American Balanced Fund Class R-4 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
American Balanced Fund Class R-4 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund Class R-4 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Balanced Fund Class R-4 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
American Balanced Fund Class R-4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund Class R-4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[1]
American Balanced Fund - Class R-5E | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.46%
American Balanced Fund - Class R-5E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.43%
American Balanced Fund - Class R-5E | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
American Balanced Fund - Class R-5E | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
American Balanced Fund - Class R-5E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
American Balanced Fund - Class R-5E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
American Balanced Fund - Class R-5E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
American Balanced Fund - Class R-5E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class R-5E | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Balanced Fund - Class R-5E | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
American Balanced Fund - Class R-5E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class R-5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[1]
American Balanced Fund - Class R-5 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.46%
American Balanced Fund - Class R-5 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.43%
American Balanced Fund - Class R-5 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
American Balanced Fund - Class R-5 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
American Balanced Fund - Class R-5 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
American Balanced Fund - Class R-5 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
American Balanced Fund - Class R-5 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
American Balanced Fund - Class R-5 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class R-5 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Balanced Fund - Class R-5 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
American Balanced Fund - Class R-5 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class R-5 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[1]
American Balanced Fund - Class R-6 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.46%
American Balanced Fund - Class R-6 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.43%
American Balanced Fund - Class R-6 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
American Balanced Fund - Class R-6 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
American Balanced Fund - Class R-6 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
American Balanced Fund - Class R-6 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
American Balanced Fund - Class R-6 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%
American Balanced Fund - Class R-6 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class R-6 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Balanced Fund - Class R-6 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
American Balanced Fund - Class R-6 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
American Balanced Fund - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[1]

[1]	Includes derivatives.